Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Trade And Other Payables [Abstract]
Construction payables	¥ 327		¥ 1,424
Payroll, welfare and bonus payables	4,909		5,696
Accrued professional service fee	9,395		14,959
Other payables	8,041		2,306
Other payables and accruals	¥ 22,672	$ 3,138	¥ 24,385